CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (UNAUDITED) - USD ($)	Total	Common Shares	Paid-In Capital	Accumulated Deficit	Series A Preferred Shares	Series B Preferred Shares
Balance, shares at Dec. 31, 2023		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2023	$ 188,875	$ 22	$ 5,025,609	$ (4,837,256)	$ 0	$ 500
Net loss	(571,534)	$ 0	0	(571,534)	$ 0	$ 0
Balance, shares at Dec. 31, 2024		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2024	(382,659)	$ 22	5,025,609	(5,408,790)	$ 0	$ 500
Net loss	(12,978)			(12,978)
Balance, shares at Mar. 31, 2025		215,342			10,000	5,000,000
Balance, amount at Mar. 31, 2025	(296,038)	$ 22	5,025,609	(5,322,169)	$ 0	$ 500
Balance, shares at Dec. 31, 2024		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2024	(382,659)	$ 22	5,025,609	(5,408,790)	$ 0	$ 500
Net loss	(46,402)	$ 0	0	(46,402)	$ 0	$ 0
Balance, shares at Dec. 31, 2025		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2025	(429,061)	$ 22	5,025,609	(5,455,192)	$ 0	$ 500
Balance, shares at Mar. 31, 2025		215,342			10,000	5,000,000
Balance, amount at Mar. 31, 2025	(296,038)	$ 22	5,025,609	(5,322,169)	$ 0	$ 500
Net loss	(5,778)			(5,778)
Balance, shares at Jun. 30, 2025		215,342			10,000	5,000,000
Balance, amount at Jun. 30, 2025	(301,816)	$ 22	5,025,609	(5,327,947)	$ 0	$ 500
Balance, shares at Dec. 31, 2025		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2025	(429,061)	$ 22	5,025,609	(5,455,192)	$ 0	$ 500
Net loss	(33,688)			(33,688)
Balance, shares at Mar. 31, 2026		215,342			10,000	5,000,000
Balance, amount at Mar. 31, 2026	(462,749)	$ 22	5,025,609	(5,488,880)	$ 0	$ 500
Net loss	(20,602)			(20,602)
Balance, shares at Jun. 30, 2026		215,342			10,000	5,000,000
Balance, amount at Jun. 30, 2026	$ (483,351)	$ 22	$ 5,025,609	$ (5,509,482)	$ 0	$ 500